Investment in Securities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Investments [Line Items]
Trading securities	$ 866	¥ 71,991	¥ 49,596
Available-for-sale securities	10,624	883,410	845,234
Held-to-maturity securities	526	43,695	43,732
Other securities	2,120	176,285	165,596
Total	$ 14,136	¥ 1,175,381	¥ 1,104,158